Segment Reporting - Schedule of net loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 1,554	$ 3,856
Cost of sales	579	3,656
Net loss	(61,195)	(87,589)
Single Reportable Segment [Member]
Segment Reporting Information [Line Items]
Revenues	1,554	3,856
Cost of sales	579	3,656
Employee costs	31,981	23,773
Technology costs	4,694	2,693
Depreciation and amortization	886	2,040
Net interest (income)/expense	(1,903)	255
Fair value changes and financing charges	16,187	49,454
Other segment items (a)	10,325	9,574
Net loss	$ (61,195)	$ (87,589)